General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses
General and administrative expenses

23General and administrative expenses

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Staff costs (Note 25)	23,493,496	50,499,496	10,211,736
Professional fees	14,381,540	8,775,977	1,542,434
Technology costs	9,043,454	3,783,868	1,033,047
Insurance	4,933,431	498,971	175,185
Outsourced employees	4,627,024	—	—
Customer experience costs	2,878,557	1,856,056	104,743
Other expenses	2,475,485	915,021	1,049,244
Travel and accommodation	1,401,727	1,297,156	299,564
Amortization of intangible assets (Note 6)	1,352,415	15,963	—
Depreciation of right-of-use assets (Note 20.1)	948,102	411,373	238,326
Depreciation of property and equipment (Note 5)	489,593	110,027	81,708
Utilities	252,434	98,820	358,068
Rent expense	162,519	518,252	462,091
Entertainment	81,283	171,493	28,468
Expansion expenses	—	77,034	35,704
	66,521,060	69,029,507	15,620,318